Share-based Compensation - Summary of Restricted Stock Units Award Activity (Parenthetical) (Details) - Performance And Time Based Restricted Stock Units [Member] - MSG Entertainment Stock Plan For Direct Employees [Member] - MSGE SPINCO, INC [Member]
$ in Thousands
12 Months Ended
Jun. 30, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award total compensation costs not yet recognized awards other than options	$ 9,854
Share based compensation by share based award total compensation costs not yet recognized period for recognition	1 year 7 months 6 days